Segment information - Summary of Revenue by Geographic Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Revenue	€ 7,880	€ 6,764	€ 5,259
United States
Disclosure of operating segments [line items]
Revenue	2,947	2,542	1,973
United Kingdom
Disclosure of operating segments [line items]
Revenue	836	727	576
Luxembourg
Disclosure of operating segments [line items]
Revenue	5	4	3
Other Countries
Disclosure of operating segments [line items]
Revenue	€ 4,092	€ 3,491	€ 2,707